Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 26,306	$ 445
Amounts receivable (Note 16)	540	3,367
Unbilled revenue	396	2,640
Prepaid expenses (Note 11)	670	536
Current assets	27,912	6,988
Prepaid expenses	8	17
Property and equipment (Note 4)	2,631	2,911
Intangible assets (Note 5)	750	847
Right of use assets (Note 6)	399	401
Investment (Note 7)	776	776
Total assets	32,476	11,940
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	2,675	4,826
Bank loan (Note 9(a))	7	32
Current portion of government loans (Note 9(d))	41	132
Loan payable (Note 9(b))	106	97
Lease obligations (Note 10)	287	340
Unearned revenue	1,733	2,022
Income taxes payable	28	24
Current liabilities	4,877	7,473
Long-term project financing (Note 9(c))	172	167
Long-term government loans (Note 9(d))	138	141
Loan payable (Note 9(b))	92	172
Unearned revenue	147	136
Lease obligations (Note 10)	128	112
Total liabilities	5,554	8,201
Shareholders’ equity:
Share capital (Note 13(a))	241,604	213,528
Warrants (Note 14)	725	367
Accumulated other comprehensive loss	(250)	(147)
Contributed surplus (Note 13(b))	26,375	28,009
Deficit	(241,532)	(238,018)
Total shareholders’ equity	26,922	3,739
Total liabilities and shareholders’ equity	$ 32,476	$ 11,940